Deferred Income Tax - Summary of Deductible and Taxable Temporary Differences in Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax liabilities	$ 2,613	$ 2,627	[1]	$ 2,530	[1]
Deferred tax assets	(129)	(76)	[1]	(81)	[1]
Net deferred income tax liability	2,484	2,551		$ 2,449
Deferred income tax assets (deductible temporary differences)
Deficits on Group retirement benefit obligations (note 29)	128	102
Revaluation of derivative financial instruments to fair value	8	8
Tax loss carryforwards	176	170
Share-based payment expense	41	36
Provisions for liabilities and working capital-related items	402	288
Lease liabilities	330	318
Other deductible temporary differences	59	28
Total	$ 1,144	$ 950

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.